Significant Accounting Policies - Schedule of condensed balance sheets are reconciled (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of condensed balance sheets are reconciled [Abstract]
Gross proceeds	$ 345,000,000	$ 345,000,000
Less:
Proceeds allocated to public warrants	(11,960,000)	(11,960,000)
Issuance costs related to Class A ordinary shares	(19,450,398)	(19,450,398)
Plus:
Accretion of carrying value to redemption value	31,410,398	31,410,398
Contingently redeemable Class A ordinary shares	$ 345,000,000	$ 345,000,000